27. EMPLOYEE BENEFITS (Details 7) - Stock option [member]	12 Months Ended
Dec. 31, 2020 R$ / shares shares
Stock option shares
Granted shares at Dec 31, 2019 | shares	33,704,937
Stock options | shares	21,549,687
Settled shares granted | shares	(14,128,406)
Granted shares at Dec 31, 2020 | shares	41,126,218
Average Share Price
Average share price at Dec 31, 2019 | R$ / shares	R$ 0.95
Average stock options | R$ / shares	2.02
Average settled shares granted | R$ / shares	2.04
Average share price at Dec 31, 2020 | R$ / shares	R$ 2.02